SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 5 2014
DIVISION OF TRADING & MARKETS

091-17493

For Internal Use Only		Submit 1 Original		OMB Approval No.:
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SEC Mail Processing Section
MAY 5 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

14010386

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
MSCI All UAE Capped Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
UAE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Abu Dhabi, Dubai, NASDAQ Dubai, London

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Sudhir Bhattacharyya

Title:
Vice President

Telephone Number:
(212) 656-2920

Manual Signature of Official Responsible for Form:

May 2, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 05 2014

Sudhir Bhattacharyya
Vice President

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
sbhattacharyya@nyx.com

NYSE ARCA.

5 PM 1:28

SEC
Mail Processing
Section
MAY 5 2014
Washington DC
404

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 5 2014
DIVISION OF TRADING & MARKETS

Via Overnight Mail

May 2, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **ISHARES MSCI QATAR CAPPED ETF**
ISHARES MSCI UAE CAPPED ETF

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

- iShares MSCI Qatar Capped ETF QAT
- iShares MSCI UAE Capped ETF UAE

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 05 2014